SUPPLEMENT DATED FEBRUARY 28, 2017

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS D, I AND P SHARES DATED MAY 1, 2016

This supplement revises the Pacific Select Fund Class D, I and P Shares prospectus dated May 1, 2016, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Short Duration Bond Portfolio – In the Management subsection, the “Portfolio Manager and Primary Title with Sub-Adviser” table, and the paragraph immediately preceding this table, is deleted and replaced with the following:

Sub-Adviser – T. Rowe Price Associates, Inc. The primary person responsible for day-to-day management of the Fund is:

Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Michael F. Reinartz, CFA, Vice President	Since 2015

Mid-Cap Growth Portfolio – In the Management subsection, the “Portfolio Manager and Primary Title with Sub-Adviser” table, and the paragraph immediately preceding this table, is deleted and replaced with the following:

Sub-Adviser – Ivy Investment Management Company. The primary persons responsible for day-to-day management of the Fund are:

Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Kimberly A. Scott, CFA, Senior Vice President	Since 2013
Nathan A. Brown, CFA, Vice President	Since 2016

Mid-Cap Value Portfolio – In the Management subsection, the paragraph immediately preceding the “Portfolio Manager and Primary Title with Sub-Adviser” table is deleted and replaced with the following:

Sub-Adviser – Boston Partners Global Investors, Inc. The primary person responsible for day-to-day management of the Fund is:

Technology Portfolio – In the Principal Investment Strategies subsection, the following is added at the end of the first paragraph:

The Fund normally will invest more than 25% of its assets in securities of companies in technology and related industries.

Diversified Alternatives Portfolio – The following risk is added to the Principal Risks from Holdings in Underlying Funds subsection:

•	Commodity Risk: An Underlying Fund’s investment in commodity-linked derivative instruments is subject to derivatives risk, liquidity risk and market and regulatory risk. In addition, the value of commodity-linked derivative instruments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, health, and political, international and regulatory developments (whether real or perceived). The value of commodity-linked derivative instruments may also be affected by commodity index volatility, changes in interest rates, governmental regulatory policies and other factors impacting the commodity markets. As a result of these and other variables, exposure to commodities and the commodity markets may create additional investment risks and may subject the Underlying Fund to greater volatility than investments in traditional debt and equity securities.

Portfolio Optimization Conservative Portfolio – The following risks are removed from the Principal Risks from Holdings in Underlying Funds subsection:

•	Correlation Risk
•	Non-Diversification Risk
•	Short Exposure Risk
•	Short Sale Risk

Portfolio Optimization Moderate-Conservative Portfolio – The following risks are removed from the Principal Risks from Holdings in Underlying Funds subsection:

•	Correlation Risk
•	Non-Diversification Risk
•	Short Sale Risk

Portfolio Optimization Moderate Portfolio – The following risks are removed from the Principal Risks from Holdings in Underlying Funds subsection:

•	Correlation Risk
•	Non-Diversification Risk
•	Short Sale Risk

Portfolio Optimization Growth Portfolio – The following risks are removed from the Principal Risks from Holdings in Underlying Funds subsection:

•	Non-Diversification Risk
•	Short Sale Risk

Portfolio Optimization Aggressive-Growth Portfolio – The following risk is added to the Principal Risks from Holdings in Underlying Funds subsection:

•	High Yield/High Risk or “Junk” Securities Risk: High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities. High yield/high risk securities (including loans) may be more volatile than investment grade securities.

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Disclosure Changes to the Additional Information About Principal Investment Strategies and Principal Risks section

Technology Portfolio – In the Principal Investment Strategies subsection, the following is added at the end of the first paragraph:

The Fund normally will invest more than 25% of its assets in securities of companies in technology and related industries.

Diversified Alternatives Portfolio – The following risk is added to the Principal Risks from Holdings in Underlying Funds subsection:

•	Commodity Risk

Portfolio Optimization Conservative Portfolio – The following risks are removed from the Principal Risks from Holdings in Underlying Funds subsection:

•	Correlation Risk
•	Non-Diversification Risk
•	Short Exposure Risk
•	Short Sale Risk

Portfolio Optimization Moderate-Conservative Portfolio – The following risks are removed from the Principal Risks from Holdings in Underlying Funds subsection:

•	Correlation Risk
•	Non-Diversification Risk
•	Short Sale Risk

Portfolio Optimization Moderate Portfolio – The following risks are removed from the Principal Risks from Holdings in Underlying Funds subsection:

•	Correlation Risk
•	Non-Diversification Risk
•	Short Sale Risk

Portfolio Optimization Growth Portfolio – The following risks are removed from the Principal Risks from Holdings in Underlying Funds subsection:

•	Non-Diversification Risk
•	Short Sale Risk

Portfolio Optimization Aggressive-Growth Portfolio – The following risk is added to the Principal Risks from Holdings in Underlying Funds subsection:

•	High Yield/High Risk or “Junk” Securities Risk

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Disclosure Changes to the Additional Information About Fund Performance section

Mid-Cap Value Portfolio – In the Manager Changes, Name Changes and/or Related Investment Policy Changes by Fund subsection, the disclosure for the Mid-Cap Value Portfolio is deleted and replaced with the following:

Mid-Cap Value Portfolio: Boston Partners Global Investors, Inc. (“Boston Partners”) began managing the Fund on April 28, 2015 and some investment policies changed at that time. Another firm managed the Fund before that date. Prior to July 27, 2016, Boston Partners was named Robeco Investment Management, Inc., doing business as Boston Partners.

Disclosure Changes to the About Management section

In the table for Ivy Investment Management Company, the following is added to the subsection for the Mid-Cap Growth Portfolio:

Nathan A. Brown, CFA	Vice president of Ivy since 2014 and assistant portfolio manager of Ivy’s mid cap growth fund since 2011. He joined Waddell & Reed as an equity investment analyst in 2003. Mr. Brown has over 13 years of investment experience. He has a BBA from the University of Iowa and an MBA from Vanderbilt University.

The table for Robeco Investment Management, Inc., doing business as Boston Partners, is moved from its current position to the location immediately following the table for Boston Management and Research Company, doing business as Eaton Vance Investment Managers, and is renamed “Boston Partners Global Investors, Inc.” In addition, the first sentence of the second paragraph in the table for Boston Partners Global Investors, Inc. is deleted and replaced with the following:

Boston Partners Global Investors, Inc. (“Boston Partners”), formerly named Robeco Investment Management Inc. doing business as Boston Partners, is a registered investment adviser organized in Delaware.

In the table for T. Rowe Price Associates, Inc., the subsection for the Short Duration Bond Portfolio is deleted and replaced with the following:

SHORT DURATION BOND PORTFOLIO

Michael F. Reinartz, CFA

Vice president of T. Rowe Price Group, Inc. since 2013, vice president of T. Rowe Price since 2010, and portfolio manager in T. Rowe Price’s fixed income division since 2012. Mr. Reinartz is a member of T. Rowe Price’s U.S. taxable low duration team since 2015 as well as a portfolio manager in T. Rowe Price’s short-term bond fund and limited-term bond portfolio since 2015. He has over 20 years of investment experience. Mr. Reinartz has a BS from Towson University.

He is assisted by one of T. Rowe Price’s investment advisory committees.

Form No.	15-45950-00

PSFSUP0217

SUPPLEMENT DATED FEBRUARY 28, 2017

TO THE PACIFIC SELECT FUND

STATEMENT OF ADDITIONAL INFORMATION

DATED OCTOBER 31, 2016 FOR THE SMALL-CAP GROWTH PORTFOLIO

AND DATED MAY 1, 2016 FOR ALL OTHER FUNDS

This supplement revises the Pacific Select Fund Statement of Additional Information dated October 31, 2016 for the Small-Cap Growth Portfolio and dated May 1, 2016 for all other Funds, as supplemented (the “SAI”), and must be preceded or accompanied by the SAI. The changes within this supplement are currently in effect. Remember to review the SAI for other important information. Capitalized terms not defined herein are as defined in the SAI.

Due to his retirement from the Trust’s Board effective December 31, 2016, all references and information relating to G. Thomas Willis are deleted.

ORGANIZATION AND MANAGEMENT OF THE TRUST

In the Management Information section, all information regarding Eddie D. Tung in the Interested Persons table is deleted and the following information for Brian D. Klemens is added:

Name and Age	Position(s) with the Trust and Length of Time Served	Current Directorship(s) Held and Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen
Brian D. Klemens Year of birth 1956	Vice President and Treasurer since 12/31/16 (Vice President and Treasurer 4/96 to 9/15)	Vice President and Controller (10/07 to present) of Pacific Mutual Holding Company and Pacific LifeCorp; Vice President and Controller (10/07 to present) of Pacific Life; Vice President and Controller (10/07 to present) of Pacific Life Fund Advisors LLC; Vice President (5/00 to present) and Controller (10/07 to present) of Pacific Select Distributors, LLC; and Vice President and Treasurer (6/01 to 9/15; 12/16 to present) of Pacific Funds Series Trust.	97

In the Management Information section, under the “Current Directorship(s) Held and Principal Occupation(s) During Past 5 Years” column in the Interested Persons table, information for Trevor T. Smith is deleted and replaced with the following:

Assistant Vice President (1/17 to present) and Director of Variable Products Accounting (4/09 to 12/16) of Pacific Life; and Vice President and Assistant Treasurer (3/16 to present) of Pacific Funds Series Trust.

In the Board of Trustees section, under the Committees subsection, the third sentence of the second paragraph is deleted and replaced with the following:

Mr. Keller serves as Chairman of the Audit Committee.

INFORMATION ABOUT THE MANAGERS

In the Management Firms section, information regarding Boston Partners is deleted and replaced with the following:

Boston Partners Global Investors, Inc. (“Boston Partners”)

(formerly named Robeco Investment Management, Inc., doing business as Boston Partners)

Boston Partners is a registered investment adviser organized in Delaware. Boston Partners is a wholly owned subsidiary of Robeco Group N.V., a Dutch global investment management company (“Robeco Group”). Robeco Group is wholly owned by ORIX Corporation, a diversified financial services company based in Japan.

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In the Other Accounts Managed section, the following is added under Ivy’s portion of the table.

Manager, Portfolio Manager(s)	Total Number of Other Accounts Managed	Total Assets of Other Accounts Managed	Number of Other Accounts Managed Paying Performance Fees	Total Assets of Other Accounts Managed Paying Performance Fees
Ivy
Nathan A. Brown[4]
Registered Investment Companies	8	$5,680,692,711	None	N/A
Other Pooled Investment Vehicles	1	$5,366,636	None	N/A
Other Accounts	1	$97,713,610	None	N/A

[4]	Other Accounts Managed information as of December 31, 2016.

In the Other Accounts Managed section, all information regarding Edward A. Wiese is deleted under T. Rowe Price’s portion of the table.

NET ASSET VALUE (“NAV”)

The following is added as a new paragraph at the end of the section:

As described above, requests to purchase shares of a Fund that are received in proper form receive the NAV next calculated as of the scheduled close of the NYSE that day. With respect to the PSF DFA Balanced Allocation Portfolio, this NAV is determined by the Trust based upon the NAVs of the DFA Underlying Funds, which, in turn, are determined by management of the DFA Underlying Funds, not the Trust. As a result, requests to purchase shares of the DFA Underlying Funds may not be accepted, and thus not priced, on the same day that requests to purchase shares of the PSF DFA Balanced Allocation Portfolio are received in proper form.

Form No.	15-45948-00

PSFSAI0217

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